UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2009

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA       May 14, 2009
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-02246                Marc C. Cohodes

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       14
                                             ---------------
Form 13F Information Table Value Total:       $1,620,858
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                     COM       005125109      2,941      397,400    SH           Sole        1        397,400
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEM CORP       COM       018581108    151,969    4,112,818    SH           Sole        1      4,112,818
-----------------------------------------------------------------------------------------------------------------------------------
COSTAR GROUP INC                COM       22160N109      6,068      200,603    SH           Sole        1        200,603
-----------------------------------------------------------------------------------------------------------------------------------
DRESSER RAND GROUP INC          COM       261608103     85,946    3,888,957    SH           Sole        1      3,888,957
-----------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                     COM       294429105    234,443    9,588,659    SH           Sole        1      9,588,659
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A      COM       366651107    228,898   20,790,013    SH           Sole        1     20,790,013
-----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC                   COM       374393106     13,001    3,291,326    SH           Sole        1      3,291,326
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS   COM       46126P106      8,758      328,882    SH           Sole        1        328,882
-----------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                      COM       64110D104      7,509      506,000    SH           Sole        1        506,000
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                         COM       55269P302    109,068   23,107,700    SH           Sole        1     23,107,700
-----------------------------------------------------------------------------------------------------------------------------------
ROCKWELL INTL CORP NEW          COM       773903109     10,389      475,700    SH           Sole        1        475,700
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                   COM       803111103    282,069   34,909,567    SH           Sole        1     34,909,567
-----------------------------------------------------------------------------------------------------------------------------------
THOMSON REUTERS CORP            COM       884903105    244,236   10,927,176    SH           Sole        1     10,927,176
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VALEANT PHARMACEUTICALS INTL    COM       91911X104    235,563   13,241,300    SH           Sole        1     13,241,300
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